Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000085093
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	A
Trading Symbol	MAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%	[1]
AssetsNet	$ 229,067,075
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	C
Trading Symbol	MSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.93%	[2]
AssetsNet	$ 229,067,075
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085091
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	I
Trading Symbol	MPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 229,067,075
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085092
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	L
Trading Symbol	MAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$54	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%	[4]
AssetsNet	$ 229,067,075
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126919
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	R6
Trading Symbol	MADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[5]
AssetsNet	$ 229,067,075
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,067,075
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.5%
Industrials	4.0%
Short-Term Investments	6.6%
Health Care	6.9%
Communication Services	9.2%
Financials	11.3%
Consumer, Cyclical	23.6%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.6%
MicroStrategy, Inc.	6.0%
MercadoLibre, Inc.	6.0%
Tesla, Inc.	5.9%
DoorDash, Inc.	5.8%
ROBLOX Corp.	5.7%
Shopify, Inc.	5.4%
Crowdstrike Holdings, Inc.	4.7%
Snowflake, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	A
Trading Symbol	MSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[6]
AssetsNet	$ 1,364,777
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236923
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	C
Trading Symbol	MSBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%	[7]
AssetsNet	$ 1,364,777
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236924
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	I
Trading Symbol	MSBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[8]
AssetsNet	$ 1,364,777
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	R6
Trading Symbol	MSBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[9]
AssetsNet	$ 1,364,777
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,364,777
# of Portfolio Holdings	30
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Company	2.1%
Communication Services	5.1%
Consumer Discretionary	6.8%
Consumer Staples	9.6%
Health Care	10.7%
Industrials	11.3%
Information Technology	26.9%
Financials	27.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.2%
Texas Instruments, Inc.	4.7%
Aon PLC	4.5%
Coca-Cola Co.	4.4%
Roper Technologies, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
Accenture PLC	3.9%
Total	49.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163121
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	A
Trading Symbol	MSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[10]
AssetsNet	$ 127,671,114
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163122
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	C
Trading Symbol	MSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.19%	[11]
AssetsNet	$ 127,671,114
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163120
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	I
Trading Symbol	MSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[12]
AssetsNet	$ 127,671,114
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163123
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	R6
Trading Symbol	MSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[13]
AssetsNet	$ 127,671,114
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,671,114
# of Portfolio Holdings	33
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	2.9%
United States	3.4%
Singapore	4.4%
Taiwan	5.3%
Korea, Republic of	15.8%
India	27.3%
China	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Coupang, Inc.	7.9%
ICICI Bank Ltd.	7.1%
Trip.com Group Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
HDFC Bank Ltd.	5.0%
Eternal Ltd.	4.8%
Tencent Holdings Ltd.	4.6%
Full Truck Alliance Co. Ltd.	4.4%
Grab Holdings Ltd.	4.4%
Meituan	4.3%
Total	54.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216355
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	A
Trading Symbol	MDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.52%	[14]
AssetsNet	$ 42,326,129
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216357
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	C
Trading Symbol	MDOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.27%	[15]
AssetsNet	$ 42,326,129
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216354
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	I
Trading Symbol	MDOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[16]
AssetsNet	$ 42,326,129
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216356
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	R6
Trading Symbol	MDODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[17]
AssetsNet	$ 42,326,129
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,326,129
# of Portfolio Holdings	32
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.2%
Singapore	3.6%
Taiwan	5.2%
Brazil	8.0%
United States	12.6%
Korea, Republic of	13.2%
India	25.2%
China	31.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	8.4%
Coupang, Inc.	6.4%
ICICI Bank Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
HDFC Bank Ltd.	4.7%
Trip.com Group Ltd.	4.7%
NU Holdings Ltd.	4.6%
Eternal Ltd.	4.6%
Meituan	4.2%
Tencent Holdings Ltd.	4.0%
Total	52.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	A
Trading Symbol	MSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%	[18]
AssetsNet	$ 7,891,789
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	C
Trading Symbol	MSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.10%	[19]
AssetsNet	$ 7,891,789
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	I
Trading Symbol	MSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[20]
AssetsNet	$ 7,891,789
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	R6
Trading Symbol	MSDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[21]
AssetsNet	$ 7,891,789
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,891,789
# of Portfolio Holdings	76
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.2%
United Kingdom	1.5%
Sweden	1.7%
Poland	4.0%
United States	4.1%
Mexico	4.6%
South Africa	5.1%
Brazil	5.3%
Korea, Republic of	10.5%
Taiwan	25.3%
India	31.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.0%
Samsung Electronics Co. Ltd.	5.7%
HDFC Bank Ltd.	3.0%
ICICI Bank Ltd.	3.0%
Reliance Industries Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.7%
Capitec Bank Holdings Ltd.	2.2%
KB Financial Group, Inc.	2.1%
Grupa Kety SA	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Total	42.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149048
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	A
Trading Symbol	MELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%	[22]
AssetsNet	$ 155,349,655
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	C
Trading Symbol	MEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.09%	[23]
AssetsNet	$ 155,349,655
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149047
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	I
Trading Symbol	MELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[24]
AssetsNet	$ 155,349,655
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	IR
Trading Symbol	MSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[25]
AssetsNet	$ 155,349,655
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149050
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	R6
Trading Symbol	MELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[26]
AssetsNet	$ 155,349,655
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,349,655
# of Portfolio Holdings	37
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Greece	0.4%
United Arab Emirates	0.4%
Singapore	3.1%
Korea, Republic of	3.9%
Mexico	5.5%
Taiwan	12.8%
United States	13.1%
Brazil	13.9%
India	46.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
MercadoLibre, Inc.	6.8%
Localiza Rent a Car SA	6.2%
HDFC Bank Ltd.	5.4%
Grupo Financiero Banorte SAB de CV	5.3%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	4.9%
KEI Industries Ltd.	4.5%
Varun Beverages Ltd.	4.4%
XP, Inc.	3.9%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007747
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	A
Trading Symbol	MMKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[27]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155890
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	C
Trading Symbol	MSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.10%	[28]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	I
Trading Symbol	MGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[29]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198815
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	IR
Trading Symbol	MRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[30]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113803
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	L
Trading Symbol	MSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$98	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%	[31]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	R6
Trading Symbol	MMMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[32]
AssetsNet	$ 566,714,105
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,714,105
# of Portfolio Holdings	93
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.0%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.1%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.3%
Taiwan	20.0%
China	21.8%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.8%
WEG SA	1.6%
Total	36.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169209
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	A
Trading Symbol	MLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[33]
AssetsNet	$ 296,450,224
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169210
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	C
Trading Symbol	MLNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.04%	[34]
AssetsNet	$ 296,450,224
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169208
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	I
Trading Symbol	MLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[35]
AssetsNet	$ 296,450,224
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169211
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	R6
Trading Symbol	MLNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[36]
AssetsNet	$ 296,450,224
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$296,450,224
# of Portfolio Holdings	21
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.9%
Industrials	6.0%
Consumer Discretionary	7.4%
Communication Services	14.5%
Information Technology	23.0%
Financials	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Netflix, Inc.	7.7%
Microsoft Corp.	7.0%
Tencent Holdings Ltd.	6.8%
Progressive Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
CRH PLC	5.9%
Ferrari NV	5.8%
Costco Wholesale Corp.	5.6%
JPMorgan Chase & Co.	5.4%
Total	66.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169213
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	A
Trading Symbol	MLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[37]
AssetsNet	$ 44,311,480
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169214
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	C
Trading Symbol	MLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.10%	[38]
AssetsNet	$ 44,311,480
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169212
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	I
Trading Symbol	MLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[39]
AssetsNet	$ 44,311,480
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169215
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	R6
Trading Symbol	MLMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[40]
AssetsNet	$ 44,311,480
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,311,480
# of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.8%
Energy	1.7%
Real Estate	2.9%
Industrials	5.5%
Materials	5.8%
Communication Services	11.4%
Consumer Discretionary	20.5%
Information Technology	21.7%
Financials	29.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	6.6%
Ferrari NV	6.0%
CRH PLC	5.5%
JPMorgan Chase & Co.	5.5%
Ameriprise Financial, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.9%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204518
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	A
Trading Symbol	MSJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[41]
AssetsNet	$ 29,628,396
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204519
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	C
Trading Symbol	MSJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.12%	[42]
AssetsNet	$ 29,628,396
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204520
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	I
Trading Symbol	MSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[43]
AssetsNet	$ 29,628,396
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204517
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	R6
Trading Symbol	MSJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[44]
AssetsNet	$ 29,628,396
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,628,396
# of Portfolio Holdings	34
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Financials	1.9%
Short-Term Investments	2.5%
Energy	2.5%
Industrials	10.4%
Information Technology	20.2%
Health Care	28.6%
Consumer Discretionary	32.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	11.8%
Appian Corp.	9.6%
Domino's Pizza Group PLC	4.8%
HCA Healthcare, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
QXO, Inc.	4.3%
Arbutus Biopharma Corp.	4.2%
Roivant Sciences Ltd.	4.1%
Core Scientific, Inc.	4.1%
Carvana Co.	3.6%
Total	55.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007755
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	A
Trading Symbol	MSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[45]
AssetsNet	$ 2,689,245,443
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	C
Trading Symbol	MSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%	[46]
AssetsNet	$ 2,689,245,443
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	I
Trading Symbol	MSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[47]
AssetsNet	$ 2,689,245,443
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	L
Trading Symbol	MSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%	[48]
AssetsNet	$ 2,689,245,443
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156276
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	R6
Trading Symbol	MGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[49]
AssetsNet	$ 2,689,245,443
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,245,443
# of Portfolio Holdings	35
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.7%
Communication Services	3.6%
Consumer Discretionary	6.6%
Health Care	11.6%
Industrials	12.5%
Consumer Staples	12.7%
Financials	24.6%
Information Technology	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc.	6.4%
L'Oreal SA	4.7%
Aon PLC	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc.	3.6%
RELX PLC	3.5%
Accenture PLC	3.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	A
Trading Symbol	MIGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[50]
AssetsNet	$ 65,793,773
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155902
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	C
Trading Symbol	MSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.11%	[51]
AssetsNet	$ 65,793,773
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094891
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	I
Trading Symbol	MIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[52]
AssetsNet	$ 65,793,773
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	L
Trading Symbol	MIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.86%	[53]
AssetsNet	$ 65,793,773
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228507
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	R6
Trading Symbol	MGZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[54]
AssetsNet	$ 65,793,773
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,793,773
# of Portfolio Holdings	34
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.4%
Communication Services	4.1%
Industrials	5.9%
Health Care	7.8%
Financials	16.3%
Consumer Discretionary	21.3%
Information Technology	40.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.1%
MercadoLibre, Inc.	6.7%
Affirm Holdings, Inc.	6.6%
MicroStrategy, Inc.	6.0%
Tesla, Inc.	5.7%
Shopify, Inc.	5.5%
Adyen NV	4.9%
Royalty Pharma PLC	4.8%
IonQ, Inc.	3.7%
AppLovin Corp.	3.6%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085100
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	A
Trading Symbol	MGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[55]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	C
Trading Symbol	MSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.94%	[56]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085098
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	I
Trading Symbol	MGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[57]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198822
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	IR
Trading Symbol	MGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[58]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085099
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	L
Trading Symbol	MGGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$69	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.29%	[59]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126921
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	R6
Trading Symbol	MGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[60]
AssetsNet	$ 3,523,517,337
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,523,517,337
# of Portfolio Holdings	36
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.3%
Information Technology	13.8%
Industrials	15.7%
Financials	17.5%
Communication Services	18.1%
Consumer Discretionary	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.5%
Uber Technologies, Inc.	6.2%
Spotify Technology SA	6.0%
MercadoLibre, Inc.	6.0%
DoorDash, Inc.	5.7%
DSV AS	4.8%
ServiceNow, Inc.	4.5%
Schneider Electric SE	3.9%
Amazon.com, Inc.	3.9%
Coupang, Inc.	3.6%
Total	52.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211166
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	A
Trading Symbol	MGKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.35%	[61]
AssetsNet	$ 4,227,944
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211167
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	C
Trading Symbol	MGKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.10%	[62]
AssetsNet	$ 4,227,944
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211168
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	I
Trading Symbol	MGKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[63]
AssetsNet	$ 4,227,944
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211165
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	R6
Trading Symbol	MGKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[64]
AssetsNet	$ 4,227,944
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,227,944
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.8%
Short-Term Investments	2.4%
Consumer Staples	3.0%
Materials	6.2%
Real Estate	7.3%
Financials	9.1%
Consumer Discretionary	12.5%
Health Care	14.1%
Information Technology	18.7%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Babcock International Group PLC	6.7%
Royalty Pharma PLC	6.7%
QXO, Inc.	6.4%
Eurofins Scientific SE	5.1%
Core & Main, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.7%
Royal Gold, Inc.	4.6%
Canadian National Railway Co.	4.6%
Total	62.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129961
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	A
Trading Symbol	MGQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[65]
AssetsNet	$ 49,781,352
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	C
Trading Symbol	MSGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%	[66]
AssetsNet	$ 49,781,352
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129960
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	I
Trading Symbol	MGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[67]
AssetsNet	$ 49,781,352
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129962
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	L
Trading Symbol	MGQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$86	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%	[68]
AssetsNet	$ 49,781,352
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129963
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	R6
Trading Symbol	MGQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[69]
AssetsNet	$ 49,781,352
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,781,352
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer, Non-Cyclical	2.0%
Health Care	6.6%
Consumer, Cyclical	8.4%
Communication Services	9.0%
Industrials	18.4%
Financials	23.0%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.8%
Visa, Inc.	4.4%
Microsoft Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Uber Technologies, Inc.	3.5%
Netflix, Inc.	3.5%
Mastercard, Inc.	3.5%
Alphabet, Inc.	3.4%
Booking Holdings, Inc.	3.3%
Halma PLC	3.2%
Total	39.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	A
Trading Symbol	MSEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[70]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	C
Trading Symbol	MSGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.63%	[71]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007750
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	I
Trading Symbol	MSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[72]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	IR
Trading Symbol	MGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[73]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113805
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	L
Trading Symbol	MSHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$75	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.38%	[74]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	R6
Trading Symbol	MGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[75]
AssetsNet	$ 4,498,207,272
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,498,207,272
# of Portfolio Holdings	26
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Industrials	4.9%
Health Care	5.7%
Communication Services	5.9%
Financials	12.4%
Consumer Discretionary	17.3%
Information Technology	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.4%
Tesla, Inc.	6.5%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.3%
ROBLOX Corp.	5.9%
AppLovin Corp.	5.2%
DoorDash, Inc.	5.0%
Crowdstrike Holdings, Inc.	4.9%
MercadoLibre, Inc.	4.9%
Snowflake, Inc.	4.8%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	A
Trading Symbol	MSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[76]
AssetsNet	$ 339,967,657
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155889
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	C
Trading Symbol	MSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%	[77]
AssetsNet	$ 339,967,657
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007744
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	I
Trading Symbol	MSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[78]
AssetsNet	$ 339,967,657
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104303
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	L
Trading Symbol	MSSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[79]
AssetsNet	$ 339,967,657
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129402
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	R6
Trading Symbol	MFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[80]
AssetsNet	$ 339,967,657
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$339,967,657
# of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.5%
Communication Services	2.0%
Materials	2.3%
Short-Term Investments	2.7%
Industrials	4.5%
Real Estate	5.2%
Financials	6.1%
Consumer Staples	9.4%
Health Care	17.9%
Consumer Discretionary	18.7%
Information Technology	30.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	13.8%
Oddity Tech Ltd.	6.6%
IonQ, Inc.	5.9%
Global-e Online Ltd.	5.3%
Landbridge Co. LLC	5.1%
MicroStrategy, Inc.	5.0%
Roivant Sciences Ltd.	4.8%
Aurora Innovation, Inc.	3.9%
Peloton Interactive, Inc.	3.8%
iShares Bitcoin Trust ETF	3.7%
Total	57.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	A
Trading Symbol	MFAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[81]
AssetsNet	$ 2,866,106,316
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155904
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	C
Trading Symbol	MSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.03%	[82]
AssetsNet	$ 2,866,106,316
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	I
Trading Symbol	MFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[83]
AssetsNet	$ 2,866,106,316
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	L
Trading Symbol	MSALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.85%	[84]
AssetsNet	$ 2,866,106,316
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198826
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	R6
Trading Symbol	IDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[85]
AssetsNet	$ 2,866,106,316
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,866,106,316
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.7%
Italy	5.1%
Taiwan	5.4%
Netherlands	5.5%
Switzerland	5.9%
India	8.0%
Denmark	8.1%
Canada	8.5%
Sweden	9.0%
United States	9.0%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Spotify Technology SA	9.0%
Hermes International SCA	8.6%
DSV AS	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Moncler SpA	5.1%
Schneider Electric SE	4.9%
MercadoLibre, Inc.	4.8%
L'Oreal SA	4.0%
ASML Holding NV	3.8%
Keyence Corp.	3.5%
Total	57.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007759
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	A
Trading Symbol	MIQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%	[86]
AssetsNet	$ 474,947,003
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155894
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	C
Trading Symbol	MSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.05%	[87]
AssetsNet	$ 474,947,003
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	I
Trading Symbol	MSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[88]
AssetsNet	$ 474,947,003
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113811
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	L
Trading Symbol	MSQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$97	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.80%	[89]
AssetsNet	$ 474,947,003
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	R6
Trading Symbol	MIQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[90]
AssetsNet	$ 474,947,003
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$474,947,003
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.2%
Taiwan	2.7%
Sweden	3.3%
Denmark	4.2%
Canada	4.2%
Finland	4.3%
Netherlands	6.2%
Japan	7.7%
Germany	10.4%
France	16.8%
United Kingdom	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.5%
Safran SA	3.0%
Haleon PLC	2.9%
Halma PLC	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Keyence Corp.	2.7%
Amadeus IT Group SA	2.6%
Capgemini SE	2.5%
ASML Holding NV	2.5%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085089
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	A
Trading Symbol	MIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[91]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155897
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	C
Trading Symbol	MSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.09%	[92]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085087
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	I
Trading Symbol	MIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[93]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198820
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	IR
Trading Symbol	MRNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[94]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085088
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	L
Trading Symbol	MIOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.85%	[95]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126918
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	R6
Trading Symbol	MNOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[96]
AssetsNet	$ 819,704,151
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$819,704,151
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Netherlands	4.2%
Japan	6.0%
Brazil	6.1%
Denmark	6.2%
Sweden	7.0%
Korea, Republic of	8.1%
China	10.1%
United States	10.9%
France	11.6%
India	12.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	7.3%
Spotify Technology SA	7.0%
DSV AS	6.2%
Coupang, Inc.	4.9%
Schneider Electric SE	4.5%
Sanrio Co. Ltd.	4.2%
Hermes International SCA	4.2%
NU Holdings Ltd.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Total	50.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236930
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	A
Trading Symbol	MSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[97]
AssetsNet	$ 2,173,885
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236928
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	C
Trading Symbol	MSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[98]
AssetsNet	$ 2,173,885
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236927
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	I
Trading Symbol	MSDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[99]
AssetsNet	$ 2,173,885
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236929
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	R6
Trading Symbol	MSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[100]
AssetsNet	$ 2,173,885
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,173,885
# of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Finland	3.1%
Spain	3.3%
Taiwan	3.7%
Japan	3.8%
Sweden	5.1%
Netherlands	5.9%
United States	9.7%
Germany	12.7%
France	17.8%
United Kingdom	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.3%
L'Oreal SA	4.3%
Safran SA	3.9%
Haleon PLC	3.9%
Keyence Corp.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Halma PLC	3.7%
ASML Holding NV	3.4%
Amadeus IT Group SA	3.3%
Legrand SA	3.3%
Total	39.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200800
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	A
Trading Symbol	MRJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[101]
AssetsNet	$ 8,628,367
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200801
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	C
Trading Symbol	MRJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%	[102]
AssetsNet	$ 8,628,367
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	I
Trading Symbol	MRJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[103]
AssetsNet	$ 8,628,367
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200802
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	R6
Trading Symbol	MRJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[104]
AssetsNet	$ 8,628,367
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,628,367
# of Portfolio Holdings	218
Portfolio Turnover Rate	75%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.8%
China	0.2%
South Africa	0.3%
Germany	0.3%
Switzerland	0.6%
Japan	0.6%
France	0.8%
Australia	1.3%
United Kingdom	1.6%
Canada	3.9%
United States	89.6%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	17.5%
Common Stocks	18.6%
U.S. Treasury Securities	63.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115786
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	A
Trading Symbol	MFMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[105]
AssetsNet	$ 20,771,045
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	C
Trading Symbol	MSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%	[106]
AssetsNet	$ 20,771,045
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115785
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	I
Trading Symbol	MFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[107]
AssetsNet	$ 20,771,045
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115788
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	L
Trading Symbol	MFMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$106	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%	[108]
AssetsNet	$ 20,771,045
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000152578
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	R6
Trading Symbol	MSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[109]
AssetsNet	$ 20,771,045
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,771,045
# of Portfolio Holdings	38
Portfolio Turnover Rate	1%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Peru	3.6%
Slovenia	4.2%
Bangladesh	4.9%
Egypt	6.1%
Pakistan	6.4%
Philippines	9.2%
Kazakhstan	9.3%
Indonesia	11.1%
United States	12.2%
Vietnam	20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	6.5%
MercadoLibre, Inc.	6.2%
NAC Kazatomprom JSC	4.3%
Nova Ljubljanska Banka DD	4.2%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	3.7%
Systems Ltd.	3.5%
Commercial International Bank - Egypt (CIB)	3.5%
Phu Nhuan Jewelry JSC	3.3%
Mobile World Investment Corp.	3.1%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007737
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	A
Trading Symbol	MSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.21%	[110]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155887
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	C
Trading Symbol	MSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.99%	[111]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007736
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	I
Trading Symbol	MSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[112]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	IR
Trading Symbol	MAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%	[113]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	L
Trading Symbol	MSLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.74%	[114]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	R6
Trading Symbol	MAIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%	[115]
AssetsNet	$ 161,702,937
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,702,937
# of Portfolio Holdings	73
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	24.0%
Ireland	3.8%
Taiwan	4.5%
Korea, Republic of	5.8%
United Kingdom	6.7%
Canada	7.2%
France	8.6%
United States	8.7%
India	9.1%
Germany	9.7%
Japan	11.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.1%
Hanwha Aerospace Co. Ltd.	2.7%
Rheinmetall AG	2.6%
MercadoLibre, Inc.	2.6%
HDFC Bank Ltd.	2.5%
Sony Group Corp.	2.4%
AIB Group PLC	2.4%
SAP SE	2.3%
CaixaBank SA	2.2%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218315
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	A
Trading Symbol	MSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[116]
AssetsNet	$ 5,508,199
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	C
Trading Symbol	MSHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.95%	[117]
AssetsNet	$ 5,508,199
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218317
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	I
Trading Symbol	MSHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[118]
AssetsNet	$ 5,508,199
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218314
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	R6
Trading Symbol	MSHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[119]
AssetsNet	$ 5,508,199
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,508,199
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Short-Term Investments	1.6%
Energy	1.8%
Consumer Staples	3.9%
Materials	6.5%
Real Estate	9.8%
Health Care	10.2%
Financials	10.5%
Industrials	16.7%
Consumer Discretionary	17.4%
Information Technology	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	14.0%
QXO, Inc.	6.9%
Royalty Pharma PLC	5.9%
Core & Main, Inc.	5.4%
Intercontinental Exchange, Inc.	5.0%
Landbridge Co. LLC	4.8%
ASML Holding NV	4.8%
Royal Gold, Inc.	4.8%
Floor & Decor Holdings, Inc.	4.3%
American Tower Corp.	3.5%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169221
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	A
Trading Symbol	MUOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[120]
AssetsNet	$ 392,072,837
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169222
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	C
Trading Symbol	MUOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%	[121]
AssetsNet	$ 392,072,837
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169220
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	I
Trading Symbol	MUOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[122]
AssetsNet	$ 392,072,837
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169223
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	R6
Trading Symbol	MUOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[123]
AssetsNet	$ 392,072,837
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,072,837
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Health Care	1.1%
Materials	1.3%
Energy	1.9%
Real Estate	3.4%
Consumer Staples	4.7%
Industrials	8.7%
Communication Services	10.8%
Consumer Discretionary	12.7%
Information Technology	26.7%
Financials	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Microsoft Corp.	7.1%
JPMorgan Chase & Co.	6.0%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc.	5.6%
Netflix, Inc.	5.2%
Costco Wholesale Corp.	4.7%
Ameriprise Financial, Inc.	4.4%
Progressive Corp.	4.1%
Total	59.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233003
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	A
Trading Symbol	MSVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%	[124]
AssetsNet	$ 1,858,075
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233004
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	C
Trading Symbol	MSVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.05%	[125]
AssetsNet	$ 1,858,075
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233002
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	I
Trading Symbol	MSVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[126]
AssetsNet	$ 1,858,075
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233005
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	R6
Trading Symbol	MSVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[127]
AssetsNet	$ 1,858,075
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,075
# of Portfolio Holdings	30
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.6%
Health Care Technology	9.0%
Health Care Equipment & Supplies	11.0%
Short-Term Investments	11.5%
Life Sciences Tools & Services	12.0%
Pharmaceuticals	15.7%
Biotechnology	36.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	7.5%
Argenx SE	7.1%
Exact Sciences Corp.	6.2%
Alnylam Pharmaceuticals, Inc.	5.8%
Ascendis Pharma AS	4.7%
Align Technology, Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.0%
Vertex Pharmaceuticals, Inc.	4.0%
Intuitive Surgical, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

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